Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ 1,149	$ (554)	$ (4,106)
Balance sheet
Deferred tax liability	9,812	7,982		$ 9,767
Deferred tax asset	(3,706)	(4,469)		(3,736)
Net deferred tax liability	6,106	3,513	2,497		$ 3,477	$ 2,497
Deferred tax liabilities	9,812	7,982		9,767
Deferred tax assets	3,706	4,469		$ 3,736
Before Offset Amount
Balance sheet
Deferred tax liability	25,745	26,304
Deferred tax asset	(19,639)	(22,791)
Deferred tax liabilities	25,745	26,304
Deferred tax assets	19,639	22,791
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,325)	(4,074)	(283)
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,297)	(3,971)	81
Balance sheet
Deferred tax liability	22,565	23,045
Deferred tax liabilities	22,565	23,045
Before Offset Amount | Pension plan surpluses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	65	(12)	(12)
Balance sheet
Deferred tax liability	1,956	1,319
Deferred tax liabilities	1,956	1,319
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(36)	(27)	(230)
Balance sheet
Deferred tax liability	0	623
Deferred tax liabilities	0	623
Before Offset Amount | Other taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(57)	(64)	(122)
Balance sheet
Deferred tax liability	1,224	1,317
Deferred tax liabilities	1,224	1,317
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	2,474	3,520	(3,823)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(6)	340	98
Balance sheet
Deferred tax asset	(1,319)	(1,386)
Deferred tax assets	1,319	1,386
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	1,505	3,503	591
Balance sheet
Deferred tax asset	(7,126)	(8,618)
Deferred tax assets	7,126	8,618
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(25)	(50)	(6)
Balance sheet
Deferred tax asset	(144)	(672)
Deferred tax assets	144	672
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	123	1,476	(5,177)
Balance sheet
Deferred tax asset	(3,626)	(3,750)
Deferred tax assets	3,626	3,750
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	559	(964)	249
Balance sheet
Deferred tax asset	(5,900)	(6,493)
Deferred tax assets	5,900	6,493
Before Offset Amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	318	(785)	$ 422
Balance sheet
Deferred tax asset	(1,524)	(1,872)
Deferred tax assets	$ 1,524	$ 1,872